CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Series B Convertible Preferred Shares USD ($)	Dec. 31, 2009 Series B Convertible Preferred Shares CNY	Dec. 31, 2011 Ordinary Shares USD ($)	Dec. 31, 2011 Ordinary Shares CNY	Dec. 31, 2010 Ordinary Shares USD ($)	Dec. 31, 2010 Ordinary Shares CNY	Dec. 31, 2009 Ordinary Shares USD ($)	Dec. 31, 2009 Ordinary Shares CNY	Dec. 31, 2009 Subscription Receivable CNY	Dec. 31, 2011 Additional Paid-in Capital CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2009 Additional Paid-in Capital CNY	Dec. 31, 2011 Accumulated Other Comprehensive Income CNY	Dec. 31, 2010 Accumulated Other Comprehensive Income CNY	Dec. 31, 2009 Accumulated Other Comprehensive Income CNY	Dec. 31, 2011 Accumulated Deficit CNY	Dec. 31, 2010 Accumulated Deficit CNY	Dec. 31, 2009 Accumulated Deficit CNY	Dec. 31, 2011 Equity (Deficit) attributable to 7 Days Group Holdings Limited CNY	Dec. 31, 2010 Equity (Deficit) attributable to 7 Days Group Holdings Limited CNY	Dec. 31, 2009 Equity (Deficit) attributable to 7 Days Group Holdings Limited CNY	Dec. 31, 2011 Noncontrolling Interests CNY	Dec. 31, 2010 Noncontrolling Interests CNY	Dec. 31, 2009 Noncontrolling Interests CNY
Foreign currency exchange translation adjustment, tax
Issuance of ordinary shares upon initial public offering (IPO), issuance costs			23,396